FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	September 30, 2008

Check here if Amendment { }; 	Amendment Number:
This Amendment (Check only one.): 	{ }	is a restatement.
						{ } 	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		PPM America, Inc.
Address:		225 W. Wacker Drive
			Suite 1200
			Chicago, IL 60606


13F File Number: 	28-3586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manger:

Name: 	Wes Wetherell
Title: 	Vice President, Director of Compliance and Deputy General Counsel
Phone: 	312-634-2566

Signature, Place, and Date of Signing:

Wes Wetherell	Chicago, IL 		October 27, 2008

Report Type (Check only one.):

{ } 	13F HOLDINGS REPORT.

{X} 	13F NOTICE.

{ } 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Prudential plc        28-3582
Laurence Pountney Hill
London, England EC4R OHH


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.